Basic and Diluted Net Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Numerator:
Net income (loss)	$ 82,289	$ (30,098)	$ (197,024)	$ (134,327)	$ (108,087)
Adjust: Cumulative dividends on redeemable convertible preferred stock	(4,292)
Adjust: Deemed dividends attributable to vested option holders	(51,855)
Adjust: Deemed dividends attributable to common stock warrant holders	(110,635)
Net loss attributable to common stockholders	(84,493)	(30,098)	$ (274,200)	$ (134,327)	$ (108,087)
Less: Gain attributable to earnout shares issued	(53,820)
Less: Change in fair value of dilutive warrants	(49,471)
Net loss attributable to common stockholders - Diluted	$ (187,784)	$ (30,098)
Denominator:
Weighted average common shares outstanding	218,932,121	12,432,519	15,116,763	8,893,787	4,342,517
Less: Weighted-average unvested restricted shares and shares subject to repurchase	(316,258)	(179,427)
Net loss per share attributable to common stockholders, basic and diluted			$ (18.14)	$ (15.10)	$ (24.89)
Weighted average shares outstanding - Basic	218,615,863	12,253,092
Add: Earnout Shares under the treasury stock method	2,956,122	0
Add: Public and Private Placement Warrants under the treasury stock method	3,961,404	0
Weighted average shares outstanding - Diluted	225,533,389	12,253,092
Net loss per share - Basic	$ (0.39)	$ (2.46)
Net loss per share - Diluted	$ (0.83)	$ (2.46)